Financing Arrangements	3 Months Ended	12 Months Ended
	Aug. 31, 2023	May 31, 2023
Unique Logistics International, Inc. [Member]
Financing Arrangements [Line Items]
FINANCING ARRANGEMENTS

3. FINANCING ARRANGEMENTS

Financing arrangements on the consolidated balance sheets consists of:

	August 31, 2023	May 31, 2023
Revolving Credit Facility	$13,307,415	$8,050,227
Term Debt	9,497,983	4,000,000
	22,805,398	12,050,227
Less: Current portion	(14,279,082)	(8,050,227)
	$8,526,316	$4,000,000

Revolving Credit Facility

The Company’s Revolving Purchase, Loan and Security Agreement with TBK Bank, SSB, a Texas State Savings Bank matured on May 31, 2023. The parties agreed to extend the maturity date and on July 20, 2023, the Company and TBK Bank entered into a new loan and security agreement (the “New TBK Agreement,”) amending and restating in their entirety, the terms, conditions, agreements, covenants, obligations, representations, and warranties of the existing TBK Agreement. The terms of the new agreement are substantially the same as the original agreement. The New TBK Agreement provides for a facility under which TBK Bank will, from time to time, make advances under the Revolving Credit Facility to the Company in such amounts as the Company may request, but not to exceed $25,000,000. This New TBK Agreement is scheduled to mature on June 1, 2025.

Term Debt

On March 10, 2023, the Company entered into a financing agreement and related fee letter as a borrower with certain of its subsidiaries party thereto as guarantors, the lenders party thereto, CB Agent Services LLC, as origination agent, and Alter Domus (US) LLC, as collateral agent, and administrative agent. The Financing Agreement provides for an initial senior secured term loan in a principal amount of $4,210,526 and a delayed draft term loan in an aggregate principal amount of up to $14,789,474. On June 30, 2023, the Company borrowed on the delayed draft term loan amount of $5,263,158.

Debt Covenants

The Company is subject to certain financial covenants as part of the financing agreement with both Revolving Credit Facility and Term Debt.

As of August 31, 2023, the Company was in compliance with the financial covenants except for the following:

Events of default have occurred per the financing agreement (Term Debt) with noncompliance related to meeting a EBITDA leverage ratio financial covenant. On October 23, 2023, the Company entered into a waiver agreement with CB Agent Services LLC, origination agent and Alter Domus (US) LLC, administrative agent to waive Section 7.01(c) of the financing agreement for the fiscal quarter ending August 31, 2023 default existing as of this date and specifically listed in the waiver agreement. The waiver is effective only in this specific instance and for the specific purpose set forth in the agreement and does not allow for any other or further departure from the terms and conditions of the Financing Agreement or any other loan document, which terms and conditions shall continue in full force and effect.

8. FINANCING ARRANGEMENTS

Financing arrangements on the consolidated balance sheets consists of:

	May 31, 2023	May 31, 2022
Revolving Credit Facility	$8,050,227	$38,141,451
Term Debt	4,000,000
Notes Payable	—	608,333
	12,050,227	38,749,784
Less: Current portion	8,050,227	38,749,784
	$4,000,000	$—

Revolving Credit Facility

On June 1, 2021, the Company entered into a Revolving Purchase, Loan and Security Agreement (the “TBK Agreement”) with TBK Bank, SSB, a Texas State Savings Bank (“Purchaser”), for a facility under which Purchaser will, from time to time, buy approved receivables from the seller. The TBK Agreement provides for the Company to have access to the lesser of (i) $30 million (“Maximum Facility”) and (ii) the Formula Amount (as defined in the TBK Agreement). The facility is for an initial term of twenty-four (24) months (the “Term”) and may be extended or renewed, unless terminated in accordance with the TBK Agreement.

On August 4, 2021, the parties to the TBK Agreement entered into a First Amendment Agreement to increase the credit facility from $30.0 million to $40.0 million during the period commencing on August 4, 2021, through and including December 2, 2021, with all other terms of the original TBK Agreement remaining unchanged.

On September 17, 2021, the parties to the TBK Agreement entered into a Second Amendment to the TBK Agreement to temporarily increase the credit facility from $40.0 million to $47.5 million for the period commencing on August 4, 2021, through and including January 31, 2022.

On January 31, 2022, the parties to the TBK Agreement entered into a Third Amendment to the TBK Agreement to permanently increase the credit facility from $40.0 million to $47.5 million to the maturity date.

On April 14, 2022, the parties to the TBK Loan Agreement entered into a Fourth Amendment to temporarily increase the credit facility from $47.5 million to $57.5 million from April 15, 2022 through October 31, 2022.

On May 31, 2023, the date of the original maturity, the parties to the TBK Loan Agreement entered into a Fifth Amendment to extend the maturity date to June 30th, 2023 and in the Sixth Amendment dated June 30th, the parties agreed to extend TBK Loan Agreement through July 15, 2023.

On July 20, 2023, the Company and TBK Bank entered into a new loan and security agreement (the “New TBK Agreement,”) amending and restating in their entirety, the terms, conditions, agreements, covenants, obligations, representations, and warranties of the existing TBK Agreement. The terms of the new agreement are substantially the same as the original agreement. The New TBK Agreement provides for a facility under which TBK Bank will, from time to time, make advances under the Revolving Credit Facility to the Company in such amounts as the Company may request, but not to exceed $25,000,000. This New TBK Agreement is scheduled to mature on June 1, 2025.

Purchase Money Financing

On September 8, 2021, the Company entered into a Purchase Money Financing Agreement (the “Financing Agreement”) with Corefund Capital, LLC (“Corefund”) in order to enable the Company to finance additional cargo charter flights for the peak shipping season.

Pursuant to the Financing Agreement, the Company may, from time to time, request financing from Corefund to enable the Company to engage Company’s suppliers to provide chartered cargo flights for the Company’s clients. The Company may also request that Corefund tender payments directly to a supplier. Corefund requires payments from a buyer to be made to a Deposit Account Control Agreement account at an agreed upon bank where Corefund is the sole director and accessor to the account for the term of the relationship.

The fees and interest related to Corefund purchase money financing are included in the interest expense on the statement of operations. The fee paid to Corefund for the year ended May 31, 2022 were approximately $1.0 million and none for the year ended May 31, 2023. The balance outstanding under the Purchase Money Financing as of May 31, 2023 and 2022 was $0.

Promissory Notes

On May 29, 2020, the Company entered into a $1,825,000 note payable with a former shareholder. The agreement calls for six semi-annual payments of $304,167, for which the first payment was due on November 29, 2020. The loan bears interest and has a maturity of three years, or May 29, 2023. The note’s remaining balance was recorded in the current portion of notes payable with balance of $0 and $608,333 as of May 31, 2023 and May 31, 2022, respectively.

On March 9, 2021, the Company was granted an SBA loan (the “Loan”) by Century Bank in the aggregate amount of $358,236, pursuant to the second round of the Paycheck Protection Program (the “PPP”) under The Coronavirus Aid, Relief, and Economic Security Act (CARES) Act. The Loan, which was in the form of a note, matures on March 5, 2026 and bears interest at a rate of 1% per annum. The Loan is payable in equal monthly instalments after the deferral period. The funds from the Loan may only be used for payroll costs, costs used to continue group health care benefits, mortgage payments, rent, and utilities. The amount of $358,236 was forgiven during the period ended May 31, 2022, and is included in gain on forgiveness of promissory notes on the consolidated statements of operations.

On March 19, 2021, the Company issued to an accredited investor a 10% promissory note in the principal aggregate amount of $1,000,000. The Company received aggregate gross proceeds of $1,000,000. The purpose of the funds is to augment working capital resulting from a surge in business and new customer acquisition. This promissory note matures on the date that is thirty (30) days following the Effective Date (the “Maturity Date”). The Note bears interest at a rate of ten percent (10%) per annum (the “Interest Rate”). The Company may prepay the Note without penalty. On May 31, 2022, this note was repaid in full.

Convertible Notes Payable

Trillium SPA

On October 8, 2020, the Company entered into a securities purchase agreement with Trillium Partners (“Trillium”) pursuant to which the Company sold to Trillium (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $1,111,000 (the “Trillium Note”) realizing gross proceeds of $1,000,000 and (ii) a warrant to purchase up to 570,478,452 shares of the Company’s common stock at an exercise price of $0.001946, subject to adjustment as provided therein. The Trillium Note was to mature on October 6, 2021 and was convertible at any time. The Trillium Note was amended on October 14, 2020, to adjust the conversion price to $0.00179638. On June 1, 2021, the Trillium Note maturity was extended to October 6, 2022. On August 19, 2021, Trillium entered into a Securities Exchange Agreement and on December 10, 2021 into an amended Securities Exchange Agreement, as discussed below. Upon effectiveness of these agreements, the Trillium Note was exchanged for Series D Preferred, as defined below. During the year ended May 31, 2022, a noteholder converted $131,759 of principal and interest of the Trillium Note into 73,346,191 shares of the Company’s common stock at a rate of $0.00179640 per share and as of May 31, 2022, the outstanding balance on the Trillium Note was $0.

3a SPA

On October 14, 2020, the Company entered into a securities purchase agreement with 3a Capital Establishment (“3a”) pursuant to which the Company sold to 3a (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $1,111,000 (the “3a Note”) realizing gross proceeds of $1,000,000 and (ii) a warrant to purchase up to 570,478,452 shares of the Company’s common stock at an exercise price of $0.001946, subject to adjustment as provided therein. The 3a Note was to mature on October 6, 2021 and was convertible at any time. On June 1, 2021, the 3a Note was amended to extend its maturity date to October 6, 2022. Upon this amendment, the Company accounted for this modification as debt extinguishment and recorded a net gain of $383,819 in the consolidated statements of operations for the period ended May 31, 2022. On August 19, 2021, 3a entered into a Securities Exchange Agreement and on December 10, 2021 into an amended Securities

Exchange Agreement, as discussed below. Upon effectiveness of these agreements, the 3a Note was exchanged for Series C Preferred (as defined below). As of May 31, 2023 and 2022, the total unamortized debt discount related to the 3a SPA was $0 and during the year ended May 31, 2022, the Company recorded amortization of debt discount totaling $285,048. During the year ended May 31, 2022, the noteholder converted $113,172 of the 3a Note into 63,000,000 shares of the Company’s common stock at a rate of $0.00179638 per share. As of May 31, 2023 and 2022, the outstanding principal balance on the 3a Note was $0.

Trillium and 3a January Convertible Notes

On January 28, 2021, the Company entered into a securities purchase agreement with Trillium and 3a together, the “Investors”) pursuant to which the Company sold to each of the Investors (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $916,666 or $1,833,333 in the aggregate (together, the “Notes”) realizing gross proceeds of $1,666,666. The Notes mature on January 28, 2022 and are convertible at any time. The conversion price of the Notes is $0.0032 (the “Conversion Price”). The Company determined the fair value of the warrant using the Black-Scholes model and recorded an adjustment to the carrying value of the note liability with an equal and offsetting adjustment to Stockholders Equity. The beneficial conversion feature for both Notes was valued at $1,666,666. On June 1, 2021, Notes were amended to extent their maturity date to January 28, 2023. Upon this amendment, the Company accounted for this modification as debt extinguishment and recorded a net gain of $247,586. During the year ended May 31, 2022, the Company recorded amortization of debt discount totaling $491,467. On August 19, 2021, the Investors entered into a Securities Exchange Agreement and on December 10, 2021 into an amended Securities Exchange Agreement with the Company, as discussed below. Upon effectiveness of these agreements, the Notes were exchanged for shares of Preferred Stock (as defined below). As of May 31, 2023, the outstanding principal balance on the Notes was $0.

Amended Securities Exchange Agreement

On December 10, 2021, the Company entered into an amended securities exchange agreement with the Investors, pursuant to which the Company agreed to issue, and the Investors agreed to acquire, in exchange for the Convertible Notes described above, shares of the newly created Series C Convertible Preferred Stock, par value $0.001 per share (the “Series C Preferred”), and shares of Series D Convertible Preferred Stock, par value $0.001 per share (the “Series D Preferred” and, together with the Series C Preferred, the “Preferred Stock”), of the Company, upon entering into the Amended Exchange Agreement.

In connection with the Amended Exchange Agreement, each of the Investors received that number of shares of Preferred Stock equal to one share of Preferred Stock for every $10,000 of Convertible Notes value held by such Investor. The Company issued 195 shares of Series C Preferred and 192 shares of Series D Preferred. In the aggregate, each of the Series C Preferred and Series D Preferred may be converted up to an amount of common stock equal to 12.48% of the Company’s capital stock on a fully diluted basis, subject to adjustment up to a specified date.

Upon effectiveness of the Amended Exchange Agreement, the Company no longer has any outstanding convertible notes or warrants.

Term Debt

On March 10, 2023, the Company entered into a financing agreement and related fee letter (the “Financing Agreement”) as borrower with certain of its subsidiaries party thereto as guarantors, the lenders party thereto, CB Agent Services LLC, as origination agent, and Alter Domus (US) LLC, as collateral agent, and administrative agent. The Financing Agreement provides for an initial senior secured term loan in a principal amount of $4,210,526 and a delayed draft term loan in an aggregate principal amount of up to $14,789,474. The proceeds of such term loans may be used to (i) pay fees and expenses related to entering into the Financing Agreement and the related transaction documents and the acquisitions of those certain entities contemplated by that certain Stock Purchase

Agreement between the Company and seller thereunder and those separate certain Share Sale and Purchase Agreements, as previously reported on the Company’s Current Report on Form 8-K filed on February 27, 2023 (the “Acquisitions”), (ii) redeem certain of the notes issued to the Seller in connection with the Acquisition, and (iii) pay fees and expenses related of the transactions contemplated by that certain Agreement and Plan of Merger, dated as of December 18, 2022, by and among Edify Acquisition Corp., a Delaware corporation, Edify Merger Sub, Inc., a Nevada corporation, and the Company, as previously reported on the Company’s Current Report on Form 8-K filed on December 19, 2022.

Debt Covenants

The Company is subject to certain financial covenants as part of the financing agreement with both Revolving Credit Facility and Term Debt.

As of May 31, 2023, the Company was in compliance with the financial covenants except for the following:

Events of default have occurred per the Financing Agreement (Term Debt) with noncompliance items including timely repayment of the acquisition related notes, delivery of control agreements, closing deposit accounts, deliver of landlord waivers or collateral access agreements with respect to each leased location, failure to deliver certain consents from equity method operating companies, and obtaining consent from the agent prior to agreeing to an extension of the maturity date of the acquisition related promissory notes. On September 13, 2023, the Company entered into a waiver agreement with CB Agent Services LLC, origination agent and Alter Domus (US) LLC, administrative agent to permanently waive all existing events of default existing as of this date and specifically listed in the waiver agreement. The waiver is effective only in this specific instance and for the specific purpose set forth in the agreement and does not allow for any other or further departure from the terms and conditions of the Financing Agreement or any other loan document, which terms and conditions shall continue in full force and effect.

Events of default also occurred in relation to the loan agreement with TBK Bank, SSB, due to the failure of the Company to maintain a fixed charge coverage ratio in accordance with the loan agreement. On May 31, 2023, the Company and TBK Bank, SSB, entered into a first amendment and waiver to revolving purchase loan and security agreement, extending agreement’s terms and providing a waiver of the specified default through and including June 30, 2023. Subsequently, on July 20, 2023, the Company and TBK Bank, SSB entered into a new loan and security agreement that requires starting August 31, 2023 and on the last day of each quarter thereafter during the term of this agreement, to the Company to maintain a specified Fixed Charge Coverage Ratio with the first reporting date of September 30, 2023.